Related Party Transactions and Balances (Details) - Related companies of non-controlling investors of Feng Hui [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Related Party Transaction [Line Items]
Loans paid to Related Parties
Balance of Loans Receivable from Related Parties		$ 490,724